18. Trade and Other Payables	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
Trade and Other Payables

18.        Trade and other payables

Trade and other payables comprise trade payables of €8,482 (2017: €3,380). Other payables mainly comprise payroll and employee related liabilities for withholding taxes and social security contributions of €885 (2017: €514) and payables due to employees for outstanding bonus, unused holidays and other accruals. Other payables are normally settled within 30 days.